UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2005

















Check here if Amendment 0;
Amendment Number:





This Amendment (Check only one.):
0
is a restatement.










0
adds new holding entries.















Institutional Investment Manager Filing this Report:















Name:
Private Wealth Management Inc.


Address:
1201 S. Alma School Road Suite #12750




Mesa, AZ  85210






















Form 13F File Number:   28-






















The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Michelle L. Decker



Title:
Chief Compliance Officer



Phone:
480-890-8088


















Signature, Place, and Date of Signing:

























Mesa, AZ



[Signature]

[City, State]

[Date]















Report type (Check only one.):























1
13F HOLDINGS REPORT.	(Check here if all holdings of this reporting
manager are reported in this report.)















0
13F NOTICE.	(Check here if no holdings reported are in this report, and
all holdings are reported by other reporting manager (s).)















0
13F COMBINATION REPORT.	(Check here is a portion of the holdings for
this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)















List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
















Form 13F File Number
Name























28-



Private Wealth Management, Inc.

[Repeat as necessary.]












Form 13F SUMMARY PAGE

Report Summary:















Number of Other Included Managers:

NONE


















Form 13F Information Table Entry Total:
 100


















Form 13F Information Table Value Total:
$148,155,171











(thousands)


















List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

















No.


Form 13F File Number

Name






















28-



Private Wealth Management,
Inc.
















[Repeat as necessary.]



























Form 13F    INFORMATIONAL    TABLE








COLUMN    1
COLUMN   2
COLUMN   3
COLUMN   4
COLUMN     5
COLUMN 6
COLUMN   7
COLUMN    8

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
(x$1000)
SHRS  OR
PRN AMT
SH/
PRN
PUT/
CALL
INVESTMENT
DISCRETION
OTHER
MANAGERS
VOTING AUTHORITY
SOLE  SHARED  NONE




















































































































































































































































































































































































































































Form 13F    INFORMATIONAL    TABLE








COLUMN    1
COLUMN   2
COLUMN   3
COLUMN   4
COLUMN     5
COLUMN 6
COLUMN   7
COLUMN    8

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
(x$1000)
SHRS  OR
PRN AMT
SH/
PRN
PUT/
CALL
INVESTMENT
DISCRETION
OTHER
MANAGERS
VOTING AUTHORITY
SOLE  SHARED  NONE

























































































































































































































































































































































































 Private Wealth Management Inc.
   Form 13F - SETTLED TRADES
     Discretionary Assets
         June 30, 2005

                                                           Securit    Market                 SH/ PUT/Investmen Other  Voting
        Name of Issuer          Title of Class     Cusip   Symbol      Value        Shares   PRN CALLDiscretioManagersAuthority

 Exxon Mobil Corp.            U.S. Large Cap Stoc30231G102 xom                                SH      Partial          Shared
 Less: Anne Bartley                                                                           SH        None           None
                                                                                                 126,   Full    None   Sole
 General Electric Company     U.S. Large Cap Stoc369604103 ge                                 SH        Full    None   Sole
 Intel Corporation            U.S. Large Cap Stoc458140100 intc                               SH        Full    None   Sole
 Oracle Corporation           U.S. Large Cap Stoc68389X105 orcl                               SH        Full    None   Sole
 Microsoft Corp.              U.S. Large Cap Stoc594918104 msft                               SH        Full    None   Sole
 CISCO Systems Inc.           U.S. Large Cap Stoc17275R102 csco                               SH        Full    None   Sole
 Walt Disney Holding Company  U.S. Large Cap Stoc254687106 dis                                SH        Full    None   Sole
 Pfizer Incorporated          U.S. Large Cap Stoc717081103 pfe                                SH        Full    None   Sole
 Bristol-Myers Squibb Co.     U.S. Large Cap Stoc110122108 bmy                                SH        Full    None   Sole
 BankAmerica Corp New         U.S. Large Cap Stoc060505104 bac                                SH        Full    None   Sole
 CitiGroup                    U.S. Large Cap Stoc172967101 c                                  SH        Full    None   Sole
 Texas Instruments Inc.       U.S. Large Cap Stoc992508104 txn                                SH        Full    None   Sole
 Merck & Co. Inc.             U.S. Large Cap Stoc589331107 mrk                                SH        Full    None   Sole
 ConAgra Foods                U.S. Large Cap Stoc205887102 cag                                SH        Full    None   Sole
 Pepsico Inc.                 U.S. Large Cap Stoc713448108 pep                                SH        Full    None   Sole
 SBC Communications Inc.      U.S. Large Cap Stoc78387G103 sbc                                SH        Full    None   Sole
 Dell Inc.                    U.S. Large Cap Stoc24702R101 dell                               SH        Full    None   Sole
 Wal-Mart Stores Inc.         U.S. Large Cap Stoc931142103 wmt                                SH        Full    None   Sole
 Verizon Communications       U.S. Large Cap Stoc92343V104 vz                                 SH        Full    None   Sole
 J.P. Morgan Chase            U.S. Large Cap Stoc46625H100 jpm                                SH        Full    None   Sole
 KeyCorp                      U.S. Large Cap Stoc493267108 key                                SH        Full    None   Sole
 Home Depot Inc.              U.S. Large Cap Stoc437076102 hd                                 SH        Full    None   Sole
 Target Corp.                 U.S. Large Cap Stoc87612E106 tgt                                SH        Full    None   Sole
 Johnson & Johnson            U.S. Large Cap Stoc478160104 jnj                                SH        Full    None   Sole
 Hewlett-Packard Company      U.S. Large Cap Stoc428236103 hpq                                SH        Full    None   Sole
 Dow Chemical Company         U.S. Large Cap Stoc260543103 dow                                SH        Full    None   Sole
 Baxter International Inc.    U.S. Large Cap Stoc071813109 bax                                SH        Full    None   Sole
 ChevronTexaco Corp.          U.S. Large Cap Stoc166764100 cvx                                SH        Full    None   Sole
 Newell Co Holding Inc.       U.S. Large Cap Stoc651229106 nwl                                SH        Full    None   Sole
 Procter & Gamble Co.         U.S. Large Cap Stoc742718109 pg                                 SH        Full    None   Sole
 Regions Financial Corp.      U.S. Large Cap Stoc7591EP100 rf                                 SH        Full    None   Sole
 Motorola Inc.                U.S. Large Cap Stoc620076109 mot                                SH        Full    None   Sole
 Wachovia Corp. New           U.S. Large Cap Stoc929903102 wb                                 SH        Full    None   Sole
 Washington Mutual Inc.       U.S. Large Cap Stoc939322103 wm                                 SH        Full    None   Sole
 BellSouth Corp.              U.S. Large Cap Stoc079860102 bls                                SH        Full    None   Sole
 AMGEN Incorporated           U.S. Large Cap Stoc031162100 amgn                               SH        Full    None   Sole
 Costco Wholesale Corp. New   U.S. Large Cap Stoc22160K105 cost                               SH        Full    None   Sole
 Kroger Company               U.S. Large Cap Stoc501044101 kr                                 SH        Full    None   Sole
 Wyeth                        U.S. Large Cap Stoc983024100 wye                                SH        Full    None   Sole
 International Business MachinU.S. Large Cap Stoc459200101 ibm                                SH        Full    None   Sole
 Lockheed Martin Corp         U.S. Large Cap Stoc539830109 lmt                                SH        Full    None   Sole
 Abbott Laboratories          U.S. Large Cap Stoc002824100 abt                                SH        Full    None   Sole
 Principal Financial Group    U.S. Large Cap Stoc74251V102 pfg                                SH        Full    None   Sole
 Masco Corp.                  U.S. Large Cap Stoc574599106 mas                                SH        Full    None   Sole
 Best Buy Inc.                U.S. Large Cap Stoc086516101 bby                                SH        Full    None   Sole
 Lehman Bros Holding Inc.     U.S. Large Cap Stoc524908100 leh                                SH        Full    None   Sole
 First Data Corporation       U.S. Large Cap Stoc319963104 fdc                                SH        Full    None   Sole
 Amerisource Bergen Corp.     U.S. Large Cap Stoc03073E105 abc                                SH        Full    None   Sole
 Marriott Int'l Inc.          U.S. Large Cap Stoc571903202 mar                                SH        Full    None   Sole
 Valero Energy                U.S. Large Cap Stoc91913Y100 vlo                                SH        Full    None   Sole
 Kimberly-Clark Corp.         U.S. Large Cap Stoc494368103 kmb                                SH        Full    None   Sole
 ConocoPhillips               U.S. Large Cap Stoc20825C104 cop                                SH        Full    None   Sole
 Deere & Co.                  U.S. Large Cap Stoc244199105 de                                 SH        Full    None   Sole
 M B I A Inc.                 U.S. Large Cap Stoc55262C100 mbi                                SH        Full    None   Sole
 Auto Data Processing         U.S. Large Cap Stoc053015103 adp                                SH        Full    None   Sole
 TJX Companies Inc.           U.S. Large Cap Stoc872540109 tjx                                SH        Full    None   Sole
 E M C Corp. Mass             U.S. Large Cap Stoc268648102 emc                                SH        Full    None   Sole
 Computer Sciences Corp.      U.S. Large Cap Stoc205363104 csc                                SH        Full    None   Sole
 Textron Incorporated         U.S. Large Cap Stoc883203101 txt                                SH        Full    None   Sole
 Electronic Arts Inc.         U.S. Large Cap Stoc285512109 erts                               SH        Full    None   Sole
 Sprint Corporation           U.S. Large Cap Stoc852061100 fon                                SH        Full    None   Sole
 FedEx Corp.                  U.S. Large Cap Stoc31428X106 fdx                                SH        Full    None   Sole
 Omnicom Group Inc.           U.S. Large Cap Stoc681919106 omc                                SH        Full    None   Sole
 Metlife Inc.                 U.S. Large Cap Stoc59156R108 met                                SH        Full    None   Sole
 Applied Materials Inc.       U.S. Large Cap Stoc038222105 amat                               SH        Full    None   Sole
 Becton Dickinson & Co.       U.S. Large Cap Stoc075887109 bdx                                SH        Full    None   Sole
 United Technologies Corp.    U.S. Large Cap Stoc913017109 utx                                SH        Full    None   Sole
 Wells Fargo & Co.            U.S. Large Cap Stoc949746101 wfc                                SH        Full    None   Sole
 Allstate Corporation         U.S. Large Cap Stoc020002101 all                                SH        Full    None   Sole
 Capital One Financial        U.S. Large Cap Stoc14040H105 cof                                SH        Full    None   Sole
 Eli Lilly & Company          U.S. Large Cap Stoc532457108 lly                                SH        Full    None   Sole
 Honeywell Incorporated       U.S. Large Cap Stoc438516106 hon                                SH        Full    None   Sole
 P P G Industries             U.S. Large Cap Stoc693506107 ppg                                SH        Full    None   Sole
 United Healthcare            U.S. Large Cap Stoc91324P102 unh                                SH        Full    None   Sole
 Smith International          U.S. Large Cap Stoc832110100 sii                                SH        Full    None   Sole
 RR Donnelley & Sons Co.      U.S. Large Cap Stoc257867101 rrd                                SH        Full    None   Sole
 Emerson Electric Co.         U.S. Large Cap Stoc291011104 emr                                SH        Full    None   Sole
 Northrop Grumman Corp.       U.S. Large Cap Stoc666807102 noc                                SH        Full    None   Sole
 Prudential Financial Inc.    U.S. Large Cap Stoc744320102 pru                                SH        Full    None   Sole
 Hartford International ServicU.S. Large Cap Stoc416515104 hig                                SH        Full    None   Sole
 Walgreen Company             U.S. Large Cap Stoc931422109 wag                                SH        Full    None   Sole
 United Parcel Services B     U.S. Large Cap Stoc911312106 ups                                SH        Full    None   Sole
 Georgia Pacific              U.S. Large Cap Stoc373298108 gp                                 SH        Full    None   Sole
 Merrill Lynch & Co. Inc.     U.S. Large Cap Stoc590188108 mer                                SH        Full    None   Sole
 American Express Co.         U.S. Large Cap Stoc025816109 axp                                SH        Full    None   Sole
 Motorola Inc.                U.S. Large Cap Stoc620076109 mot                                SH        Full    None   Sole
 Time Warner Inc.             U.S. Large Cap Stoc887317105 twx                                SH        Full    None   Sole
 Sara Lee Corp                U.S. Large Cap Stoc803111103 sle                                SH        Full    None   Sole
 Lockheed Martin Corp         U.S. Large Cap Stoc539830109 lmt                                SH        Full    None   Sole
 National City Corp.          U.S. Large Cap Stoc635405103 ncc                                SH        Full    None   Sole
 St. Paul Travelers Companies U.S. Large Cap Stoc792860108 sta                                SH        Full    None   Sole
 Meritage Home Corp           U.S. Large Cap Stoc59001A102 mth                                SH        Full    None   Sole
 Apple Computer               U.S. Large Cap Stoc37833100  aapl                               SH        Full    None   Sole
 Marathon Oil Corp.           U.S. Large Cap Stoc565849106 mro                                SH        Full    None   Sole
 Ebay Inc.                    U.S. Large Cap Stoc278642103 ebay                               SH        Full    None   Sole
 Lowes Companies Inc.         U.S. Large Cap Stoc548661107 low                                SH        Full    None   Sole
 Caterpillar Inc.             U.S. Large Cap Stoc149123101 cat                                SH        Full    None   Sole
 Whole Foods Market Inc.      U.S. Large Cap Stoc966837106 wfmi                               SH        Full    None   Sole
 Berkshire Hathaway Class A   U.S. Large Cap Stoc084670108 brk.a                              SH        Full    None   Sole
 Berkshire Hathaway Class B   U.S. Large Cap Stoc084670207 brk.b                              SH        Full    None   Sole

                                                            Total                    148,155,171